Fixed Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Land	$ 434	$ 433
Buildings And Improvements Gross	5,633	5,436
Machinery And Equipment Gross	11,353	10,880
Property, Plant and Equipment, Other, Gross	1,241	1,316
Fixed assets	18,661	18,065
Accumulated depreciation	(9,795)	(9,547)
Fixed assets, net	8,866	8,518
Property Plant And Equipment [Line Items]
Depreciation	$ 1,050	$ 920	$ 823
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years